Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240297
Shareholder Report [Line Items]
Fund Name	Hypatia Women CEO ETF
Trading Symbol	WCEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.
Additional Information Phone Number	1-888-338-3166
Additional Information Website	https://www.wceoetf.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (January 6, 2023)
Hypatia Women CEO ETF	26.78%	12.86%
Hypatia Women CEO Index	27.90%	14.46%
Russell 1000 Equal Weight Index	21.18%	13.00%
S&P SmallCap 600® Index	33.64%	13.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-338-3166.

Performance Inception Date	Jan. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,972,772
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 62,169
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,972,772
Number of Portfolio Holdings	161
Advisory Fee	$62,169
Portfolio Turnover	52%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Rights	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Utilities	1.9%
Communications	4.6%
Materials	4.7%
Consumer Staples	4.8%
Energy	5.6%
Real Estate	6.5%
Health Care	9.8%
Consumer Discretionary	13.2%
Industrials	15.4%
Technology	16.9%
Financials	17.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
International Seaways, Inc.	1.6%
Marathon Petroleum Corporation	1.5%
Kinder Morgan, Inc.	1.5%
Solaris Energy Infrastructure, Inc., Class A	1.4%
Albertsons Companies, Inc., Class A	1.4%
Tootsie Roll Industries, Inc.	1.4%
Clorox Company (The)	1.3%
HubSpot, Inc.	1.1%
Workiva, Inc., Class A	1.1%
Accenture PLC, Class A	1.1%